COMMITMENTS	12 Months Ended
Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS

12. COMMITMENTS

Operating Lease

Kimber leases its premises in Vancouver under an operating lease which expires in the fiscal year ending June 30, 2012.  Kimber is obligated to make $111,367 in basic rental payments under its operating lease for the year ended June 30, 2012.

In addition, Kimber has the obligation to pay its proportionate share of operating costs and taxes for the building. During the year ended June 30, 2011, Kimber expensed $207,191 in relation to this operating lease (June 30, 2010; $194,445, June 30, 2009; $197,722).